Loans	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans	LOANS
Our loan portfolios by class at December 31 follow:

	2023	2022
	(In thousands)
Commercial
Commercial and industrial	$810,145	$732,463
Commercial real estate	869,586	734,390
Total commercial	1,679,731	1,466,853

Mortgage
1-4 family owner occupied - jumbo	859,236	752,563
1-4 family owner occupied - non-jumbo	301,172	285,632
1-4 family non-owner occupied	173,816	183,100
1-4 family - 2nd lien	116,032	105,277
Resort lending	35,616	41,837
Total mortgage	1,485,872	1,368,409

Installment
Boat lending	268,648	252,965
Recreational vehicle lending	251,852	270,673
Other	104,798	106,452
Total installment	625,298	630,090

Total loans	3,790,901	3,465,352
Allowance for credit losses	(54,658)	(52,435)
Net Loans	$3,736,243	$3,412,917

Loans include net deferred loan costs of $25.3 million and $26.6 million at December 31, 2023 and 2022, respectively.
During 2023, we sold $56.7 million of portfolio residential fixed rate and adjustable rate mortgage loans servicing retained and recognized a loss on sale of $0.14 million. During 2022, we sold $63.0 million of portfolio residential fixed and adjustable rate mortgage loans servicing retained and recognized a gain on sale of $0.55 million. During 2021, we sold $9.6 million of portfolio residential fixed rate mortgage loans servicing retained and recognized a gain on sale of $0.45 million. These loan sale transactions were done primarily for asset/liability management purposes.
An analysis of the ACL by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Subjective Allocation	Total
	(In thousands)
2023
Balance at beginning of period	$13,817	$21,633	$4,290	$12,695	$52,435
Additions (deductions)
Provision for credit losses	3,430	(445)	509	(273)	3,221
Recoveries credited to allowance	531	352	1,915	—	2,798
Loans charged against the allowance	(1,054)	(154)	(2,588)	—	(3,796)
Balance at end of period	$16,724	$21,386	$4,126	$12,422	$54,658

2022
Balance at beginning of period	$11,519	$19,221	$3,749	$12,763	$47,252
Additions (deductions)
Provision for credit losses	1,845	2,047	1,349	(68)	5,173
Recoveries credited to allowance	453	435	1,608	—	2,496
Loans charged against the allowance	—	(70)	(2,416)	—	(2,486)
Balance at end of period	$13,817	$21,633	$4,290	$12,695	$52,435

2021
Balance at beginning of period	$7,401	$6,998	$1,112	$19,918	$35,429
Additions (deductions)
Impact of adoption of CECL	2,551	12,000	3,052	(6,029)	11,574
Provision for credit losses	(1,135)	(266)	599	(1,126)	(1,928)
Initial allowance on loans purchased with credit deterioration	95	18	21	—	134
Recoveries credited to allowance	2,607	846	1,024	—	4,477
Loans charged against the allowance	—	(375)	(2,059)	—	(2,434)
Balance at end of period	$11,519	$19,221	$3,749	$12,763	$47,252

The allocation of the ACL by portfolio segment at December 31 follows:

	2023		2022
	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans	Allowance for Credit Losses Amount	Percent of Loans to Total Portfolio Loans
	(Dollars in thousands)
Commercial	$16,724	44.3%	$13,817	42.3%
Mortgage	21,386	39.2	21,633	39.5
Installment	4,126	16.5	4,290	18.2
Subjective allocation	12,422	—	12,695	—
Total	$54,658	100.0%	$52,435	100.0%
Loans on non-accrual status and past due more than 90 days (‘‘Non-performing Loans’’) at December 31 follow:

	Non-Accrual with no Allowance for Credit Loss	Non-Accrual with an Allowance for Credit Loss	Total Non- Accrual	90+ and Still Accruing	Total Non- Performing Loans
	(In thousands)
2023
Commercial
Commercial and industrial (1)	$—	$7	$7	$—	$7
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	544	—	544	—	544
1-4 family owner occupied - non-jumbo (2)	575	1,655	2,230	432	2,662
1-4 family non-owner occupied	—	282	282	—	282
1-4 family - 2nd lien	—	624	624	—	624
Resort lending	—	143	143	—	143
Installment
Boat lending	—	352	352	—	352
Recreational vehicle lending	—	419	419	—	419
Other	—	199	199	—	199
Total	$1,119	$3,681	$4,800	$432	$5,232

Accrued interest excluded from total	$—	$—	$—	$—	$—

2022
Commercial
Commercial and industrial (1)	$—	$9	$9	$—	$9
Commercial real estate	—	—	—	—	—
Mortgage
1-4 family owner occupied - jumbo	—	—	—	—	—
1-4 family owner occupied - non-jumbo (2)	1,077	852	1,929	—	1,929
1-4 family non-owner occupied	152	323	475	—	475
1-4 family - 2nd lien	—	562	562	—	562
Resort lending	110	38	148	—	148
Installment
Boat lending	—	380	380	—	380
Recreational vehicle lending	—	30	30	—	30
Other	—	188	188	—	188
Total	$1,339	$2,382	$3,721	$—	$3,721

Accrued interest excluded from total	$—	$—	$—	$—	$—

(1)	Non-performing commercial and industrial loans exclude $0.021 million and $0.029 million of government guaranteed loans at December 31, 2023 and 2022, respectively.

(2)	Non-performing 1-4 family owner occupied – non jumbo loans exclude $2.170 million and $1.631 million of government guaranteed loans at December 31, 2023 and 2022, respectively.
If non-performing loans had continued to accrue interest in accordance with their original terms, approximately $0.3 million, $0.2 million and $0.2 million of interest income would have been recognized in each of the years ended 2023, 2022 and 2021, respectively. Interest income recorded on these loans was approximately zero during each of the years ended 2023, 2022 and 2021.
The following table provides collateral information by class of loan for collateral-dependent loans with a specific reserve. A loan is considered to be collateral dependent when the borrower is experiencing financial difficulty and the repayment is expected to be provided substantially through the operation or sale of collateral.
The amortized cost of collateral-dependent loans by class at December 31, follows:

	Collateral Type		Allowance for Credit Losses
	Real Estate	Other
	(In thousands)
2023
Commercial
Commercial and industrial	$565	$232	$224
Commercial real estate	—	—	—
Mortgage
1-4 family owner occupied - jumbo	544	—	—
1-4 family owner occupied - non-jumbo	2,243	—	504
1-4 family non-owner occupied	211	—	178
1-4 family - 2nd lien	244	—	87
Resort lending	143	—	51
Installment
Boat lending	—	297	105
Recreational vehicle lending	—	303	107
Other	—	102	36
Total	$3,950	$934	$1,292

Accrued interest excluded from total	$1	$—

2022
Commercial
Commercial and industrial	$748	$1,309	$197
Commercial real estate	7,329	—	1,243
Mortgage
1-4 family owner occupied - jumbo	—	—	—
1-4 family owner occupied - non-jumbo	1,721	—	229
1-4 family non-owner occupied	233	—	29
1-4 family - 2nd lien	368	—	203
Resort lending	148	—	14
Installment
Boat lending	—	297	101
Recreational vehicle lending	—	30	11
Other	6	128	47
Total	$10,553	$1,764	$2,074

Accrued interest excluded from total	$40	$6
An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2023
Commercial
Commercial and industrial	$—	$—	$28	$28	$810,117	$810,145
Commercial real estate	—	—	—	—	869,586	869,586
Mortgage
1-4 family owner occupied - jumbo	—	—	544	544	858,692	859,236
1-4 family owner occupied - non-jumbo	1,763	742	1,431	3,936	297,236	301,172
1-4 family non-owner occupied	215	64	158	437	173,379	173,816
1-4 family - 2nd lien	241	139	215	595	115,437	116,032
Resort lending	—	50	143	193	35,423	35,616
Installment
Boat lending	320	16	261	597	268,051	268,648
Recreational vehicle lending	414	35	280	729	251,123	251,852
Other	313	86	54	453	104,345	104,798
Total	$3,266	$1,132	$3,114	$7,512	$3,783,389	$3,790,901
Accrued interest excluded from total	$31	$17	$—	$48	$12,452	$12,500

2022
Commercial
Commercial and industrial	$—	$—	$38	$38	$732,425	$732,463
Commercial real estate	—	—	—	—	734,390	734,390
Mortgage
1-4 family owner occupied - jumbo	—	—	—	—	752,563	752,563
1-4 family owner occupied - non-jumbo	1,400	521	869	2,790	282,842	285,632
1-4 family non-owner occupied	61	93	200	354	182,746	183,100
1-4 family - 2nd lien	420	107	47	574	104,703	105,277
Resort lending	54	—	148	202	41,635	41,837
Installment
Boat lending	528	14	295	837	252,128	252,965
Recreational vehicle lending	639	147	18	804	269,869	270,673
Other	215	46	123	384	106,068	106,452
Total	$3,317	$928	$1,738	$5,983	$3,459,369	$3,465,352
Accrued interest excluded from total	$27	$7	$—	$34	$9,975	$10,009
For the year ended December 31, 2023, there were no troubled loan modifications or subsequent defaults.
A loan is generally considered to be in payment default once it is 90 days contractually past due under the modified terms for commercial loans and installment loans and when four consecutive payments are missed for mortgage loans.
In order to determine whether a borrower is experiencing financial difficulty, we perform an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under our internal underwriting policy.
Credit Quality Indicators – As part of our on-going monitoring of the credit quality of our loan portfolios, we track certain credit quality indicators including (a) risk grade of commercial loans, (b) the level of classified commercial loans, (c) credit scores of mortgage and installment loan borrowers, and (d) delinquency history and non-performing loans.
For commercial loans, we use a loan rating system that is similar to those employed by state and federal banking regulators. Loans are graded on a scale of 1 to 12. A description of the general characteristics of the ratings follows:
Rating 1 through 6: These loans are generally referred to as our ‘‘non-watch’’ commercial credits that include very high or exceptional credit fundamentals through acceptable credit fundamentals.
Rating 7 and 8: These loans are generally referred to as our ‘‘watch’’ commercial credits. These ratings include loans to borrowers that exhibit potential credit weakness or downward trends. If not checked or cured these trends could weaken our asset or credit position. While potentially weak, no loss of principal or interest is envisioned with these ratings.
Rating 9: These loans are generally referred to as our ‘‘substandard accruing’’ commercial credits. This rating includes loans to borrowers that exhibit a well-defined weakness where payment default is probable and loss is possible if deficiencies are not corrected. Generally, loans with this rating are considered collectible as to both principal and interest primarily due to collateral coverage.
Rating 10 and 11: These loans are generally referred to as our ‘‘substandard - non-accrual’’ and ‘‘doubtful’’ commercial credits. These ratings include loans to borrowers with weaknesses that make collection of debt in full, on the basis of current facts, conditions and values at best questionable and at worst improbable. All of these loans are placed in non-accrual.
Rating 12: These loans are generally referred to as our ‘‘loss’’ commercial credits. This rating includes loans to borrowers that are deemed incapable of repayment and are charged-off.
The following tables summarize loan ratings by loan class for our commercial loan portfolio segment at December 31:

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2023	2022	2021	2020	2019	Prior
	(In thousands)
December 31, 2023
Commercial and industrial
Non-watch (1-6)	$110,472	$152,715	$70,081	$47,644	$42,576	$97,960	$260,634	$782,082
Watch (7-8)	96	5,239	964	2,580	4,173	2,277	11,938	27,267
Substandard Accrual (9)	—	—	547	—	21	4	196	768
Non-Accrual (10-11)	—	—	—	—	—	28	—	28
Total	$110,568	$157,954	$71,592	$50,224	$46,770	$100,269	$272,768	$810,145
Accrued interest excluded from total	$239	$438	$132	$128	$120	$326	$1,327	$2,710
Current period gross charge-offs	$—	$—	$—	$—	$—	$69	$25	$94

Commercial real estate
Non-watch (1-6)	$202,576	$169,230	$131,428	$29,684	$78,706	$176,265	$73,852	$861,741
Watch (7-8)	—	—	—	—	2,322	5,523	—	7,845
Substandard Accrual (9)	—	—	—	—	—	—	—	—
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$202,576	$169,230	$131,428	$29,684	$81,028	$181,788	$73,852	$869,586
Accrued interest excluded from total	$548	$685	$431	$73	$347	$661	$288	$3,033
Current period gross charge-offs	$—	$—	$—	$—	$960	$—	$—	$960

Total Commercial
Non-watch (1-6)	$313,048	$321,945	$201,509	$77,328	$121,282	$274,225	$334,486	$1,643,823
Watch (7-8)	96	5,239	964	2,580	6,495	7,800	11,938	35,112
Substandard Accrual (9)	—	—	547	—	21	4	196	768
Non-Accrual (10-11)	—	—	—	—	—	28	—	28
Total	$313,144	$327,184	$203,020	$79,908	$127,798	$282,057	$346,620	$1,679,731
Accrued interest excluded from total	$787	$1,123	$563	$201	$467	$987	$1,615	$5,743
Current period gross charge-offs	$—	$—	$—	$—	$960	$69	$25	$1,054

	Commercial
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2022	2021	2020	2019	2018	Prior
	(In thousands)
December 31, 2022
Commercial and industrial
Non-watch (1-6)	$157,561	$89,251	$58,292	$45,792	$30,715	$95,908	$237,906	$715,425
Watch (7-8)	680	4,539	781	1,690	105	4,474	2,793	15,062
Substandard Accrual (9)	—	971	68	388	109	402	—	1,938
Non-Accrual (10-11)	—	—	—	—	—	38	—	38
Total	$158,241	$94,761	$59,141	$47,870	$30,929	$100,822	$240,699	$732,463
Accrued interest excluded from total	$238	$178	$146	$105	$181	$308	$890	$2,046

Commercial real estate
Non-watch (1-6)	$170,238	$154,918	$38,062	$97,762	$56,580	$159,514	$42,030	$719,104
Watch (7-8)	—	182	313	4,769	1,010	1,641	112	8,027
Substandard Accrual (9)	—	—	—	181	2,014	5,064	—	7,259
Non-Accrual (10-11)	—	—	—	—	—	—	—	—
Total	$170,238	$155,100	$38,375	$102,712	$59,604	$166,219	$42,142	$734,390
Accrued interest excluded from total	$609	$468	$88	$368	$206	$515	$109	$2,363

Total Commercial
Non-watch (1-6)	$327,799	$244,169	$96,354	$143,554	$87,295	$255,422	$279,936	$1,434,529
Watch (7-8)	680	4,721	1,094	6,459	1,115	6,115	2,905	23,089
Substandard Accrual (9)	—	971	68	569	2,123	5,466	—	9,197
Non-Accrual (10-11)	—	—	—	—	—	38	—	38
Total	$328,479	$249,861	$97,516	$150,582	$90,533	$267,041	$282,841	$1,466,853
Accrued interest excluded from total	$847	$646	$234	$473	$387	$823	$999	$4,409
For each of our mortgage and installment portfolio segment classes we generally monitor credit quality based on the credit scores of the borrowers. These credit scores are generally updated semi-annually. The following tables summarize credit scores by loan class for our mortgage and installment loan portfolio segments at December 31:

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2023	2022	2021	2020	2019	Prior
	(In thousands)
December 31, 2023
1-4 family owner occupied - jumbo
800 and above	$6,299	$30,789	$63,377	$17,672	$4,503	$8,813	$1,084	$132,537
750-799	42,726	117,454	193,587	61,986	24,288	14,836	1,586	456,463
700-749	14,965	51,991	66,597	25,170	4,738	11,768	1,500	176,729
650-699	11,274	13,804	24,648	12,949	2,142	5,881	—	70,698
600-649	1,638	7,815	2,486	505	3,198	2,592	—	18,234
550-599	—	—	527	1,908	—	—	—	2,435
500-549	—	544	—	923	—	673	—	2,140
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$76,902	$222,397	$351,222	$121,113	$38,869	$44,563	$4,170	$859,236
Accrued interest excluded from total	$329	$669	$785	$299	$107	$156	$30	$2,375
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

1-4 family owner occupied - non-jumbo
800 and above	$2,280	$10,083	$7,780	$5,425	$2,802	$9,130	$3,029	$40,529
750-799	13,233	32,729	21,664	12,306	5,954	19,852	8,462	114,200
700-749	11,696	18,133	11,661	8,136	3,280	20,042	4,482	77,430
650-699	9,576	5,717	4,606	2,524	2,393	12,369	1,500	38,685
600-649	136	1,334	1,694	833	1,096	6,415	84	11,592
550-599	188	624	71	1,705	557	5,390	65	8,600
500-549	—	—	1,335	998	413	4,077	—	6,823
Under 500	—	311	462	272	518	1,750	—	3,313
Unknown	—	—	—	—	—	—	—	—
Total	$37,109	$68,931	$49,273	$32,199	$17,013	$79,025	$17,622	$301,172
Accrued interest excluded from total	$153	$235	$119	$78	$56	$331	$139	$1,111
Current period gross charge-offs	$—	$—	$—	$—	$—	$29	$—	$29

1-4 family non-owner occupied
800 and above	$2,320	$6,026	$12,338	$3,474	$3,048	$6,030	$1,199	$34,435
750-799	10,937	16,635	28,051	11,545	6,709	13,400	3,498	90,775
700-749	3,904	7,013	8,825	4,145	667	6,719	2,095	33,368
650-699	216	1,879	1,844	2,543	197	3,521	277	10,477
600-649	—	388	1,445	—	75	1,226	362	3,496
550-599	—	61	52	—	—	873	—	986
500-549	—	—	—	—	—	142	—	142
Under 500	—	—	—	—	—	137	—	137
Unknown	—	—	—	—	—	—	—	—
Total	$17,377	$32,002	$52,555	$21,707	$10,696	$32,048	$7,431	$173,816
Accrued interest excluded from total	$77	$125	$149	$60	$35	$146	$62	$654
Current period gross charge-offs	$—	$—	$—	$—	$—	$—	$—	$—

1-4 family - 2nd lien
800 and above	$537	$156	$703	$389	$159	$1,153	$9,817	$12,914
750-799	2,260	2,879	2,359	2,341	898	3,084	38,277	52,098
700-749	1,895	1,243	1,464	324	224	2,348	25,849	33,347
650-699	425	285	182	519	302	1,869	8,945	12,527
600-649	51	107	97	67	37	563	1,886	2,808
550-599	—	80	203	—	157	238	638	1,316
500-549	—	—	12	—	—	487	331	830
Under 500	—	19	—	—	77	61	35	192
Unknown	—	—	—	—	—	—	—	—
Total	$5,168	$4,769	$5,020	$3,640	$1,854	$9,803	$85,778	$116,032
Accrued interest excluded from total	$19	$14	$10	$7	$6	$41	$707	$804
Current period gross charge-offs	$—	$—	$—	$—	$—	$5	$—	$5

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2023	2022	2021	2020	2019	Prior
	(In thousands)
December 31, 2023
Resort lending
800 and above	$—	$—	$99	$—	$—	$5,643	$—	$5,742
750-799	41	817	910	858	179	12,649	—	15,454
700-749	—	108	871	111	—	5,439	—	6,529
650-699	—	—	—	316	—	6,219	—	6,535
600-649	—	—	—	49	—	844	—	893
550-599	—	—	—	—	—	267	—	267
500-549	—	—	—	—	—	59	—	59
Under 500	—	—	—	—	—	137	—	137
Unknown	—	—	—	—	—	—	—	—
Total	$41	$925	$1,880	$1,334	$179	$31,257	$—	$35,616
Accrued interest excluded from total	$—	$4	$3	$4	$—	$142	$—	$153
Current period gross charge-offs	$—	$—	$—	$—	$—	$120	$—	$120

Total Mortgage
800 and above	$11,436	$47,054	$84,297	$26,960	$10,512	$30,769	$15,129	$226,157
750-799	69,197	170,514	246,571	89,036	38,028	63,821	51,823	728,990
700-749	32,460	78,488	89,418	37,886	8,909	46,316	33,926	327,403
650-699	21,491	21,685	31,280	18,851	5,034	29,859	10,722	138,922
600-649	1,825	9,644	5,722	1,454	4,406	11,640	2,332	37,023
550-599	188	765	853	3,613	714	6,768	703	13,604
500-549	—	544	1,347	1,921	413	5,438	331	9,994
Under 500	—	330	462	272	595	2,085	35	3,779
Unknown	—	—	—	—	—	—	—	—
Total	$136,597	$329,024	$459,950	$179,993	$68,611	$196,696	$115,001	$1,485,872
Accrued interest excluded from total	$578	$1,047	$1,066	$448	$204	$816	$938	$5,097
Current period gross charge-offs	$—	$—	$—	$—	$—	$154	$—	$154

	Mortgage (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2022	2021	2020	2019	2018	Prior
	(In thousands)
December 31, 2022
1-4 family owner occupied - jumbo
800 and above	$23,764	$54,637	$16,848	$9,211	$2,988	$6,946	$639	$115,033
750-799	97,269	189,653	71,555	16,091	1,828	16,140	683	393,219
700-749	34,158	91,189	28,701	12,666	2,775	8,852	1,536	179,877
650-699	10,905	20,743	7,216	2,554	4,250	4,020	827	50,515
600-649	1,712	1,275	4,534	464	—	2,150	—	10,135
550-599	549	1,516	—	—	469	—	—	2,534
500-549	—	—	561	—	—	689	—	1,250
Under 500	—	—	—	—	—	—	—	—
Unknown	—	—	—	—	—	—	—	—
Total	$168,357	$359,013	$129,415	$40,986	$12,310	$38,797	$3,685	$752,563
Accrued interest excluded from total	$506	$773	$315	$108	$44	$127	$19	$1,892

1-4 family owner occupied - non-jumbo
800 and above	$8,894	$10,498	$5,558	$3,220	$2,074	$6,074	$1,680	$37,998
750-799	33,833	26,239	13,956	6,018	4,501	18,009	9,936	112,492
700-749	17,629	13,526	7,626	3,938	3,263	22,506	3,509	71,997
650-699	7,983	5,124	2,679	3,270	1,992	10,893	983	32,924
600-649	1,539	1,226	1,836	423	1,035	7,044	99	13,202
550-599	—	—	56	1,472	938	5,481	132	8,079
500-549	—	76	850	341	570	4,142	115	6,094
Under 500	—	207	764	475	285	1,115	—	2,846
Unknown	—	—	—	—	—	—	—	—
Total	$69,878	$56,896	$33,325	$19,157	$14,658	$75,264	$16,454	$285,632
Accrued interest excluded from total	$283	$123	$78	$58	$58	$242	$111	$953

1-4 family non-owner occupied
800 and above	$4,329	$9,308	$5,178	$4,147	$752	$5,842	$1,683	$31,239
750-799	22,171	36,363	12,242	6,103	2,549	12,257	4,132	95,817
700-749	8,739	12,423	5,507	1,335	1,198	6,825	1,930	37,957
650-699	1,476	2,489	3,798	190	292	4,350	550	13,145
600-649	954	139	—	107	491	1,475	203	3,369
550-599	—	—	—	121	54	404	335	914
500-549	—	—	—	—	—	402	60	462
Under 500	—	—	—	—	—	197	—	197
Unknown	—	—	—	—	—	—	—	—
Total	$37,669	$60,722	$26,725	$12,003	$5,336	$31,752	$8,893	$183,100
Accrued interest excluded from total	$106	$161	$69	$36	$21	$108	$57	$558

1-4 family - 2nd lien
800 and above	$238	$282	$454	$267	$200	$503	$8,000	$9,944
750-799	2,109	2,749	2,334	665	333	3,597	38,346	50,133
700-749	1,495	1,820	931	759	459	2,649	20,981	29,094
650-699	192	292	90	237	275	1,496	8,188	10,770
600-649	20	99	258	192	23	974	2,040	3,606
550-599	130	—	—	—	132	395	228	885
500-549	—	—	—	18	—	418	122	558
Under 500	—	—	—	129	3	55	100	287
Unknown	—	—	—	—	—	—	—	—
Total	$4,184	$5,242	$4,067	$2,267	$1,425	$10,087	$78,005	$105,277
Accrued interest excluded from total	$11	$11	$8	$7	$4	$36	$511	$588

	Mortgage - continued (1)
	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Total
	2022	2021	2020	2019	2018	Prior
	(In thousands)
December 31, 2022
Resort lending
800 and above	$—	$429	$—	$—	$268	$7,031	$—	$7,728
750-799	1,045	1,272	1,211	183	616	15,815	—	20,142
700-749	85	651	114	—	—	6,331	—	7,181
650-699	107	—	53	—	—	5,413	—	5,573
600-649	—	—	—	—	—	895	—	895
550-599	—	—	—	—	—	68	—	68
500-549	—	—	—	—	—	140	—	140
Under 500	—	—	—	—	—	110	—	110
Unknown	—	—	—	—	—	—	—	—
Total	$1,237	$2,352	$1,378	$183	$884	$35,803	$—	$41,837
Accrued interest excluded from total	$4	$4	$3	$—	$3	$111	$—	$125

Total Mortgage
800 and above	$37,225	$75,154	$28,038	$16,845	$6,282	$26,396	$12,002	$201,942
750-799	156,427	256,276	101,298	29,060	9,827	65,818	53,097	671,803
700-749	62,106	119,609	42,879	18,698	7,695	47,163	27,956	326,106
650-699	20,663	28,648	13,836	6,251	6,809	26,172	10,548	112,927
600-649	4,225	2,739	6,628	1,186	1,549	12,538	2,342	31,207
550-599	679	1,516	56	1,593	1,593	6,348	695	12,480
500-549	—	76	1,411	359	570	5,791	297	8,504
Under 500	—	207	764	604	288	1,477	100	3,440
Unknown	—	—	—	—	—	—	—	—
Total	$281,325	$484,225	$194,910	$74,596	$34,613	$191,703	$107,037	$1,368,409
Accrued interest excluded from total	$910	$1,072	$473	$209	$130	$624	$698	$4,116

(1)	Credit scores have been updated within the last twelve months.

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
	(In thousands)
December 31, 2023
Boat lending
800 and above	$6,110	$8,150	$8,250	$3,612	$4,061	$7,665	$37,848
750-799	34,174	35,921	29,665	16,329	13,173	21,432	150,694
700-749	15,593	15,042	11,859	4,481	4,757	7,279	59,011
650-699	3,652	3,029	4,277	1,545	1,237	2,842	16,582
600-649	281	432	808	268	171	620	2,580
550-599	85	344	229	139	108	335	1,240
500-549	—	152	207	97	—	198	654
Under 500	—	—	—	—	—	39	39
Unknown	—	—	—	—	—	—	—
Total	$59,895	$63,070	$55,295	$26,471	$23,507	$40,410	$268,648
Accrued interest excluded from total	$216	$154	$132	$63	$58	$91	$714
Current period gross charge-offs	$—	$53	$—	$—	$15	$53	$121

Recreational vehicle lending
800 and above	$3,168	$10,759	$11,568	$3,484	$3,838	$5,482	$38,299
750-799	15,677	41,037	39,113	13,025	8,415	11,934	129,201
700-749	6,481	18,630	20,161	5,243	3,689	4,460	58,664
650-699	2,524	5,108	6,073	1,706	936	1,157	17,504
600-649	713	724	1,573	394	308	429	4,141
550-599	90	304	973	71	249	383	2,070
500-549	—	880	326	153	136	154	1,649
Under 500	—	108	106	34	70	6	324
Unknown	—	—	—	—	—	—	—
Total	$28,653	$77,550	$79,893	$24,110	$17,641	$24,005	$251,852
Accrued interest excluded from total	$112	$201	$189	$56	$44	$53	$655
Current period gross charge-offs	$28	$122	$192	$32	$81	$11	$466

Other
800 and above	$1,599	$1,673	$1,633	$897	$582	$756	$7,140
750-799	11,782	11,017	6,600	3,557	1,622	4,077	38,655
700-749	16,717	6,564	5,013	2,268	1,047	3,361	34,970
650-699	12,483	2,997	1,494	627	266	1,390	19,257
600-649	515	605	395	138	107	410	2,170
550-599	49	329	294	35	53	176	936
500-549	98	260	246	43	31	72	750
Under 500	—	97	65	14	57	38	271
Unknown	649	—	—	—	—	—	649
Total	$43,892	$23,542	$15,740	$7,579	$3,765	$10,280	$104,798
Accrued interest excluded from total	$101	$62	$34	$17	$10	$67	$291
Current period gross charge-offs	$1,677	$104	$44	$17	$12	$147	$2,001

Total installment
800 and above	$10,877	$20,582	$21,451	$7,993	$8,481	$13,903	$83,287
750-799	61,633	87,975	75,378	32,911	23,210	37,443	318,550
700-749	38,791	40,236	37,033	11,992	9,493	15,100	152,645
650-699	18,659	11,134	11,844	3,878	2,439	5,389	53,343
600-649	1,509	1,761	2,776	800	586	1,459	8,891
550-599	224	977	1,496	245	410	894	4,246
500-549	98	1,292	779	293	167	424	3,053
Under 500	—	205	171	48	127	83	634
Unknown	649	—	—	—	—	—	649
Total	$132,440	$164,162	$150,928	$58,160	$44,913	$74,695	$625,298
Accrued interest excluded from total	$429	$417	$355	$136	$112	$211	$1,660
Current period gross charge-offs	$1,705	$279	$236	$49	$108	$211	$2,588

	Installment (1)
	Term Loans Amortized Cost Basis by Origination Year
	2022	2021	2020	2019	2018	Prior	Total
	(In thousands)
December 31, 2022
Boat lending
800 and above	$7,901	$8,763	$4,391	$5,102	$3,612	$5,955	$35,724
750-799	44,498	37,531	20,179	16,506	12,814	14,504	146,032
700-749	15,390	13,704	7,281	5,848	4,357	6,132	52,712
650-699	3,933	4,135	1,498	1,290	1,032	2,213	14,101
600-649	661	1,043	149	286	200	670	3,009
550-599	22	195	16	53	203	274	763
500-549	277	57	62	43	106	30	575
Under 500	—	—	—	—	26	23	49
Unknown	—	—	—	—	—	—	—
Total	$72,682	$65,428	$33,576	$29,128	$22,350	$29,801	$252,965
Accrued interest excluded from total	$171	$148	$84	$78	$52	$68	$601

Recreational vehicle lending
800 and above	$9,327	$10,752	$4,524	$4,834	$3,416	$4,319	$37,172
750-799	51,555	49,949	16,175	11,920	8,990	7,818	146,407
700-749	23,143	24,945	7,680	4,459	2,279	2,939	65,445
650-699	5,013	6,516	1,598	1,361	727	904	16,119
600-649	793	1,608	374	446	232	268	3,721
550-599	107	381	129	202	234	87	1,140
500-549	—	293	111	61	59	15	539
Under 500	—	85	7	22	—	16	130
Unknown	—	—	—	—	—	—	—
Total	$89,938	$94,529	$30,598	$23,305	$15,937	$16,366	$270,673
Accrued interest excluded from total	$219	$227	$72	$58	$38	$34	$648

Other
800 and above	$1,974	$1,647	$1,449	$942	$366	$731	$7,109
750-799	15,692	9,973	5,521	3,393	1,678	3,612	39,869
700-749	9,848	7,517	3,404	1,801	999	2,653	26,222
650-699	22,740	2,851	1,051	593	405	1,286	28,926
600-649	711	634	127	222	147	507	2,348
550-599	122	63	170	54	115	118	642
500-549	67	217	29	64	19	90	486
Under 500	6	52	22	28	13	28	149
Unknown	701	—	—	—	—	—	701
Total	$51,861	$22,954	$11,773	$7,097	$3,742	$9,025	$106,452
Accrued interest excluded from total	$84	$48	$25	$19	$10	$49	$235

Total installment
800 and above	$19,202	$21,162	$10,364	$10,878	$7,394	$11,005	$80,005
750-799	111,745	97,453	41,875	31,819	23,482	25,934	332,308
700-749	48,381	46,166	18,365	12,108	7,635	11,724	144,379
650-699	31,686	13,502	4,147	3,244	2,164	4,403	59,146
600-649	2,165	3,285	650	954	579	1,445	9,078
550-599	251	639	315	309	552	479	2,545
500-549	344	567	202	168	184	135	1,600
Under 500	6	137	29	50	39	67	328
Unknown	701	—	—	—	—	—	701
Total	$214,481	$182,911	$75,947	$59,530	$42,029	$55,192	$630,090
Accrued interest excluded from total	$474	$423	$181	$155	$100	$151	$1,484

(1)	Credit scores have been updated within the last twelve months.
Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2023	2022
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$1,772,030	$1,840,221
Freddie Mac	1,381,693	1,375,514
Ginnie Mae	161,899	169,421
FHLB	173,311	72,809
Other	52,936	35,347
Total	$3,541,869	$3,493,312
Custodial deposit accounts maintained in connection with mortgage loans serviced for others totaled $28.6 million and $28.4 million, at December 31, 2023 and 2022, respectively.
If we do not remain well capitalized for regulatory purposes (see note #20), meet certain minimum capital levels or certain profitability requirements or if we incur a rapid decline in net worth, we could lose our ability to sell and/or service loans to these investors. This could impact our ability to generate net gains on mortgage loans and generate servicing income. A forced liquidation of our servicing portfolio could also impact the value that could be recovered on this asset. Fannie Mae has the most stringent eligibility requirements covering capital levels, profitability and decline in net worth. Fannie Mae requires seller/servicers to be well capitalized for regulatory purposes. For the profitability requirement, we cannot record four or more consecutive quarterly losses and experience a 30% decline in net worth over the same period. Our net worth cannot decline by more than 25% in one quarter or more than 40% over two consecutive quarters.
An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2023	2022	2021
	(In thousands)
Balance at beginning of period	$42,489	$26,232	$16,904
Originated servicing rights capitalized	3,956	6,061	11,436
Change in fair value due to price	(280)	14,272	3,380
Change in fair value due to pay downs	(3,922)	(4,076)	(5,488)
Balance at end of year	$42,243	$42,489	$26,232
Loans sold and serviced that have had servicing rights capitalized	$3,541,869	$3,493,312	$3,323,521
Fair value of capitalized mortgage loan servicing rights was determined using an average coupon rate of 3.89%, average servicing fee of 0.26%, average discount rate of 10.25% and an average Public Securities Association (‘‘PSA’’) prepayment rate of 142 for December 31, 2023; and average coupon rate of 3.60%, average servicing fee of 0.26%, average discount rate of 10.12% and an average PSA prepayment rate of 133 for December 31, 2022.